Document and Entity Information	12 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	AMTECH SYSTEMS, INC.
Entity Central Index Key	0000720500